RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE M – RELATED PARTY TRANSACTIONS

During the period January 1, 2018 to August 7, 2018 (the date of Deep Green’s cessation of its waste recycling business), Deep Green used an entity controlled by Deep Green’s then Chief Executive Officer as a subcontractor to service certain customers of Deep Green. Charges to cost of revenues from this related party totaled $29,190 for the year ended December 31, 2018. At September 30, 2021 and December 31, 2020, Deep Green had an account payable to this entity in the amount of $57,600.

On April 9, 2021, the Company issued Bill Edmonds (“Mr. Edmonds”), an officer and director of the Company, a Convertible Promissory Note (the “Note”) in the amount of One Hundred Ten Thousand and NO/100 Dollars ($110,000). The Note accrued interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein (“Conversion Price”). Market Price” means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. The Note was paid in full on June 9, 2021.

NOTE L – RELATED PARTY TRANSACTIONS

During the period January 1, 2018 to August 7, 2018 (the date of Deep Green’s cessation of its waste recycling business), Deep Green used an entity controlled by Deep Green’s then Chief Executive Officer as a subcontractor to service certain customers of Deep Green. Charges to cost of revenues from this related party totaled $29,190 for the year ended December 31, 2018. At December 31, 2020 and 2019, Deep Green had an account payable to this entity of $57,600.